UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3757

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	2/29/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Bond Fund
February 29, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.0%	Rate (%)	Date	Amount ($)	Value ($)
California--88.5%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.38	3/1/21	4,000,000	4,216,920
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Sharp HealthCare)	6.00	8/1/30	5,000,000	6,074,150
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	17,580,000	20,639,975
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/34	10,000,000	10,881,600
Brentwood Infrastructure Financing
Authority, Water Revenue	5.75	7/1/38	4,250,000	4,759,702
California,
Economic Recovery Bonds	5.00	7/1/20	10,000,000	12,252,100
California,
GO	5.00	8/1/22	5,000,000	5,716,400
California,
GO (Various Purpose)	5.50	4/1/19	4,455,000	5,555,741
California,
GO (Various Purpose)	5.25	2/1/23	13,000,000	16,118,700
California,
GO (Various Purpose)	5.00	11/1/23	5,000,000	5,868,050
California,
GO (Various Purpose)	5.25	3/1/30	15,000,000	16,835,700
California,
GO (Various Purpose)	5.75	4/1/31	4,500,000	5,251,995
California,

GO (Various Purpose)	5.25	9/1/31	25,000,000	28,414,250
California,
GO (Various Purpose)	5.25	9/1/32	19,500,000	22,095,840
California,
GO (Various Purpose)	5.25	10/1/32	9,170,000	10,399,422
California,
GO (Various Purpose)	6.00	3/1/33	3,000,000	3,597,300
California,
GO (Various Purpose)	6.50	4/1/33	30,000,000	36,950,100
California,
GO (Various Purpose)	5.50	11/1/35	10,000,000	11,400,000
California,
GO (Various Purpose)	5.50	3/1/40	17,500,000	19,428,500
California,
GO (Various Purpose) (Insured;
Assured Guaranty Municipal
Corp.)	5.25	2/1/18	5,055,000	6,082,075
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	1,725,000	1,730,986
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/21	7,500,000	8,842,575
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/21	10,000,000	12,326,600
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/26	7,500,000	8,856,750
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/27	11,600,000	13,619,212
California Educational Facilities
Authority, Revenue (Pooled
College and University
Projects)	5.63	7/1/23	135,000	183,604
California Educational Facilities
Authority, Revenue (Pooled
College and University
Projects)	5.63	7/1/23	210,000	184,046

California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	5,000,000	5,712,900
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/17	870,000	896,492
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/18	1,000,000	1,027,610
California Health Facilities
Financing Authority, Revenue
(Catholic Healthcare West)	5.63	7/1/32	5,875,000	6,292,654
California Health Facilities
Financing Authority, Revenue
(Rady Children's Hospital -
San Diego)	5.25	8/15/41	8,500,000	8,870,090
California Health Facilities
Financing Authority, Revenue
(Scripps Health)	5.00	11/15/32	1,150,000	1,282,399
California Health Facilities
Financing Authority, Revenue
(Scripps Health)	5.00	11/15/36	12,525,000	13,352,527
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	6,000,000	7,015,380
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/31	3,500,000	4,006,345
California Housing Finance Agency,
Home Mortgage Revenue	5.50	8/1/38	15,300,000	15,429,897
California Infrastructure and
Economic Development Bank,
Revenue (Performing Arts
Center of Los Angeles County)	5.00	12/1/27	1,000,000	1,073,050
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/27	6,750,000	6,902,280

California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric
Company) (Insured; National
Public Finance Guarantee Corp.)	5.90	6/1/14	10,000,000		11,131,400
California Pollution Control
Financing Authority, Revenue
(San Jose Water Company
Project)	5.10	6/1/40	5,500,000		5,812,455
California Pollution Control
Financing Authority, Water
Facilities Revenue (American
Water Capital Corporation
Project)	5.25	8/1/40	7,500,000	a	7,807,725
California State Public Works
Board, LR (Department of
Corrections, Calipatria State
Prison, Imperial County)
(Insured; National Public
Finance Guarantee Corp.)	6.50	9/1/17	11,415,000		12,793,590
California State Public Works
Board, LR (Department of
Health Services-Richmond
Laboratory, Phase III Office
Building) (Insured; XLCA)	5.00	11/1/19	1,680,000		1,813,610
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	10,000,000		10,729,500
California State Public Works
Board, LR (The Regents of the
University of California)
(Various University of
California Projects)	5.50	6/1/14	3,810,000		4,011,092
California State Public Works
Board, LR (The Regents of the
University of California)
(Various University of
California Projects) (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/23	4,400,000		5,541,096

California State University
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue (Prerefunded)	6.00	7/1/12	5,250,000	b	5,404,717
California State University
Trustees, Systemwide Revenue	5.00	11/1/27	2,510,000		2,784,569
California State University
Trustees, Systemwide Revenue	5.00	11/1/28	5,000,000		5,531,200
California Statewide Communities
Development Authority, COP
(The Internext Group)	5.38	4/1/30	20,000,000		20,003,200
California Statewide Communities
Development Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/35	7,380,000		7,491,955
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; FGIC)	5.75	7/1/47	10,000,000		10,737,900
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; National
Public Finance Guarantee Corp.)	5.13	7/1/24	5,000,000		5,601,350
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.25	11/1/30	3,750,000		4,208,700
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.00	11/1/40	11,940,000		12,508,225
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center
Project)	5.25	12/1/27	9,000,000		9,128,610
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.50	11/1/32	13,500,000		13,654,170
California Statewide Communities

Development Authority, Revenue
(Sutter Health)	5.00	8/15/22	2,000,000		2,395,000
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/28	7,000,000		7,152,740
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/20	2,280,000		2,420,038
California Statewide Communities
Development Authority, School
Facility Revenue (Aspire
Public Schools)	6.00	7/1/40	10,000,000		10,390,500
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	4,000,000		4,241,320
California Statewide Communties
Development Authority, School
Facility Revenue (Aspire
Public Schools)	6.38	7/1/45	3,000,000		3,180,090
Capistrano Unified School District
(Ladera) Community Facilities
District Number 98-2, Special
Tax Bonds (Insured; National
Public Finance Guarantee Corp.)	5.00	9/1/19	3,545,000		3,752,595
Carson Redevelopment Agency,
Tax Allocation Revenue
(Redevelopment Project Area
Number 1) (Insured; National
Public Finance Guarantee Corp.)	5.50	10/1/13	1,000,000		1,045,580
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/22	3,000,000	c	1,907,970
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0/5.00	8/1/29	15,565,000	d	14,984,425
Delano,
COP (Delano Regional Medical
Center)	5.25	1/1/18	8,915,000		8,927,748

Foothill-De Anza Community College
District, GO (Insured; AMBAC)	5.00	8/1/22	10,350,000		11,884,491
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	5.75	1/15/40	1,745,000		1,715,126
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.13	1/15/19	2,000,000		1,999,960
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.20	9/1/32	2,500,000		2,526,625
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Assured Guaranty Municipal
Corp.)	4.55	6/1/22	1,725,000		1,753,531
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	24,160,000		20,269,757
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/21	4,375,000	c	3,119,244
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/22	4,605,000	c	3,121,131
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/23	4,850,000	c	3,120,587
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	3,265,000	c	1,791,571
Kaweah Delta Health Care District,
Revenue (Prerefunded)	6.00	8/1/12	9,000,000	b	9,402,750
Lincoln Community Facilities
District Number 2003-1,
Special Tax Bonds (Lincoln
Crossing Project) (Prerefunded)	5.65	9/1/13	1,125,000	b	1,234,755

Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/29	3,915,000		4,464,118
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/29	16,090,000		18,359,494
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/35	25,000,000		27,796,250
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	26,055,000		30,787,891
Los Angeles Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.75	7/1/15	3,000,000		3,496,380
Metropolitan Water District of
Southern California, Water
Revenue	5.00	10/1/34	7,390,000		8,671,722
Metropolitan Water District of
Southern California, Water
Revenue	5.00	1/1/39	5,000,000		5,489,100
Midpeninsula Regional Open Space
District Financing Authority,
Revenue (Insured; AMBAC)	0.00	9/1/15	2,825,000	c	2,760,307
Murrieta Valley Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/21	4,950,000	c	3,450,694
Natomas Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.95	9/1/21	2,500,000		2,822,825
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.00	1/1/16	670,000	b	818,318
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.50	7/1/21	375,000	b	521,557
Northern California Power Agency,

Revenue (Hydroelectric Project
Number 1) (Insured; National
Public Finance Guarantee Corp.)	6.30	7/1/18	26,400,000		30,558,528
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.63	8/15/34	4,000,000		4,037,240
Pomona Redevelopment Agency,
Tax Allocation Revenue (West
Holt Avenue Redevelopment
Project)	5.50	5/1/32	3,000,000		3,341,700
Poway Unified School District,
School Facilities Improvement
District Number 2007-1, GO	0.00	8/1/35	12,850,000	c	3,834,697
Rancho Mirage Joint Powers
Financing Authority, Revenue
(Eisenhower Medical Center)
(Prerefunded)	5.63	7/1/14	10,430,000	b	11,737,818
Sacramento County,
Airport System Senior Revenue	5.00	7/1/24	5,090,000		5,679,727
Sacramento County,
Airport System Senior Revenue	5.13	7/1/25	5,890,000		6,583,960
Sacramento County,
Airport System Senior Revenue	5.00	7/1/40	5,000,000		5,298,550
Sacramento County Sanitation
Districts Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)	5.00	12/1/26	7,000,000		8,409,730
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	6/1/25	8,500,000		9,441,460
Sacramento Municipal Utility
District, Electric Revenue	5.00	8/15/28	2,500,000		2,837,500
Sacramento Municipal Utility
District, Electric Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.50	9/1/13	3,685,000		3,842,939
San Bernardino County,

COP (Capital Facilities
Project)	6.88	8/1/24	5,000,000	7,023,450
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/24	2,265,000	2,319,677
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/34	9,880,000	9,927,128
San Diego County Regional Airport
Authority, Subordinate Airport
Revenue	5.00	7/1/34	6,000,000	6,481,200
San Diego County Water Authority,
Water Revenue	5.00	5/1/31	4,935,000	5,697,556
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	6,045,000	6,855,816
San Diego Public Facilities
Financing Authority, Water
Revenue	5.25	8/1/28	6,000,000	7,109,340
San Diego Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/16	1,465,000	1,568,488
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/23	6,775,000	8,115,501
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/28	2,000,000	2,322,640
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/29	2,000,000	2,307,560
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport) (Issue
34D)	5.25	5/1/26	4,000,000	4,622,680
San Francisco City and County

Public Utilities Commission,
San Francisco Water Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/1/24	13,185,000		14,561,646
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/18	445,000	c	316,738
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/21	500,000	c	285,150
Sequoia Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/24	2,695,000		3,009,830
Simi Valley School Financing
Authority, GO Revenue (Simi
Valley Unified School
District, GO Bond) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	8/1/27	6,500,000		7,342,270
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.25	7/1/27	7,485,000		8,822,195
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/27	5,830,000		6,789,560
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/28	3,145,000		3,642,319
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/29	2,230,000		2,566,574
Southern California Public Power
Authority, Revenue (Milford
Wind Corridor Phase I Project)	5.00	7/1/29	11,865,000		13,560,153
Southern California Public Power
Authority, Revenue (Windy

Point/Windy Flats Project)	5.00	7/1/27	13,765,000		16,030,581
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,880,000		1,834,711
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.13	6/1/46	8,850,000		6,515,901
Torrance,
Revenue (Torrance Memorial
Medical Center)	5.00	9/1/40	3,000,000		3,076,230
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.63	1/1/29	8,000,000		9,158,960
Turlock Irrigation District,
Revenue	5.00	1/1/25	5,610,000		6,307,042
Turlock Irrigation District,
Revenue	5.00	1/1/26	8,120,000		9,045,518
University of California Regents,
General Revenue	5.00	5/15/21	15,000,000		18,713,700
University of California Regents,
General Revenue	5.25	5/15/28	10,000,000		11,357,600
University of California Regents,
General Revenue	5.75	5/15/31	8,000,000		9,585,840
University of California Regents,
Medical Center Pooled Revenue	5.25	5/15/19	10,000,000		11,658,200
West Kern Community College
District, GO (Insured; XLCA)	0.00	11/1/20	1,000,000	c	700,860
Whittier,
Health Facility Revenue
(Presbyterian Intercommunity
Hospital) (Prerefunded)	5.75	6/1/12	1,090,000	b	1,116,596
U.S. Related--8.5%
Guam,

Hotel Occupancy Tax Revenue	6.00	11/1/26	3,300,000	3,800,445
Guam,
LOR (Section 30)	5.63	12/1/29	2,850,000	3,049,072
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	2,000,000	2,008,420
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	6,000,000	6,007,200
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	2,000,000	2,114,900
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/22	4,000,000	4,573,800
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/28	6,040,000	6,435,862
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/28	5,000,000	5,504,350
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	10,000,000	11,698,700
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.25	7/1/16	130,000	162,075
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.25	7/1/16	2,870,000	3,377,674
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	3,115,000	3,232,622
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, HR (Hospital

Auxilio Mutuo Obligated Group
Project)	6.00	7/1/33	2,450,000		2,720,627
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/28	10,200,000		11,567,412
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000		5,411,550
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	4,500,000		5,282,865
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	7,500,000		8,514,075
University of Puerto Rico,
University System Revenue	5.00	6/1/23	10,000,000		10,398,700
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands General
Obligation/Matching Fund Loan
Note)	7.30	10/1/18	2,575,000		3,157,104
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes)	5.00	10/1/25	5,000,000		5,368,300
Total Long-Term Municipal Investments
(cost $1,083,759,072)					1,188,953,983
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.0%	Rate (%)	Date	Amount ($)		Value ($)
California;
California,
Economic Recovery Bonds (LOC;
JPMorgan Chase Bank)	0.08	3/1/12	5,700,000	e	5,700,000
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)	0.15	3/1/12	12,000,000	e	12,000,000
California,

GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.08	3/1/12	5,500,000	e	5,500,000
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Los
Angeles County Museum of
Natural History Foundation)
(LOC; Wells Fargo Bank)	0.08	3/1/12	8,000,000	e	8,000,000
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and U.S.
Bank NA)	0.12	3/1/12	6,000,000	e	6,000,000
Total Short-Term Municipal Investments
(cost $37,200,000)					37,200,000
Total Investments (cost $1,120,959,072)			100.0%		1,226,153,983
Liabilities, Less Cash and Receivables			(.0%)		(243,906)
Net Assets			100.0%		1,225,910,077

a

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, this security was valued at $7,807,725 or 0.6% of net assets.

b

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e	Variable rate demand note - rate shown is the interest rate in effect at February 29, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At February 29, 2012, net unrealized appreciation on investments was $105,194,911 of which $105,848,878 related to appreciated investment securities and $653,967 related to depreciated investment securities. At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company

AMBAC	American Municipal Bond Assurance Corporation ARRN		Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue

SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,226,153,983	-	1,226,153,983

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	April 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)